SHARE CAPITAL - Schedule of Issued and Fully Paid Share Capital (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 25, 2009
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
At 1 January	£ 7,084
At 31 December	£ 7,102	£ 7,084
Ordinary shares, nominal value 10 pence each
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Par value per share (in GBP per share)	£ 0.10			£ 0.25
Number of shares outstanding, at 1 January (in shares)	70,839,206,060	70,052,557,838	71,163,592,264
At 1 January	£ 7,084	£ 7,005	£ 7,116
Number of shares, issued under employee share schemes (in shares)	183,387,075	786,648,222	775,882,951
Issued under employee share schemes	£ 18	£ 79	£ 78
Number of shares, share buy-back programme (in shares)	0	0	(1,886,917,377)
Share buyback programme	£ 0	£ 0	£ (189)
Number of shares outstanding, at 31 December (in shares)	71,022,593,135	70,839,206,060	70,052,557,838
At 31 December	£ 7,102	£ 7,084	£ 7,005